CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2015 USD ($) $ / shares shares		Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2014 CNY (¥) ¥ / shares shares		Dec. 31, 2013 CNY (¥) ¥ / shares shares
Net revenues
Other revenues		$ 36,477		¥ 236,290	¥ 147,343		¥ 163,260
Total net revenues		910,379		5,897,249	3,678,368		1,823,468
Cost of revenues	[1]	(552,617)		(3,579,744)	(1,849,149)		(881,999)
Gross profit		357,762		2,317,505	1,829,219		941,469
Operating expenses
Research and development expenses	[1]	(84,720)		(548,799)	(431,188)		(267,005)
Sales and marketing expenses	[1]	(48,299)		(312,870)	(102,527)		(24,955)
General and administrative expenses	[1]	(55,339)		(358,474)	¥ (223,019)		¥ (200,554)
Goodwill impairment		(47,875)	[1]	(310,124)		[1]		[1]
Fair value change of contingent consideration	[1]	45,150		292,471
Total operating expenses	[1]	(191,083)		(1,237,796)	¥ (756,734)		¥ (492,514)
Other income		12,705		82,300	6,319		27,078
Operating income		$ 179,384		¥ 1,162,009	1,078,804		¥ 476,033
Gain on disposal of an equity investment					999
Foreign currency exchange gains / (losses), net		$ (5,881)		¥ (38,099)	(10,399)		¥ 29,555
Interest expense		(14,994)		(97,125)	(56,607)
Interest income		21,287		137,892	164,969		¥ 60,221
Other non-operating income/ (expenses)		(334)		(2,165)	36,714
Income before income tax expenses		179,462		1,162,512	1,214,480		¥ 565,809
Income tax expenses		(27,529)		(178,327)	(154,283)		(89,951)
Income before share of income in equity method investments, net of income taxes		151,933		984,185	1,060,197		475,858
Share of income in equity method investments, net of income taxes		2,180		14,120	4,275		1,869
Net income		154,113		998,305	¥ 1,064,472		¥ 477,727
Less: Net loss attributable to the non-controlling interest shareholders and the mezzanine classified non-controlling interest shareholders		(5,393)		(34,938)
Net income attributable to YY Inc.		159,506		1,033,243	¥ 1,064,472		¥ 477,727
Other comprehensive (loss) / income:
Foreign currency translation adjustments, net of nil tax		681		4,414	3,638		(31,014)
Comprehensive income attributable to YY Inc.		$ 160,187		¥ 1,037,657	¥ 1,068,110		¥ 446,713
Net income per common share
-Basic (in CNY/dollars per share) | (per share)	[2]	$ 0.14		¥ 0.92	¥ 0.92		¥ 0.43
-Diluted (in CNY/dollars per share) | (per share)	[2]	$ 0.13		¥ 0.90	¥ 0.89		¥ 0.40
Weighted average number of common shares used in calculating net income per common share
-Basic (in shares)	[2]	1,125,189,978		1,125,189,978	1,153,140,699		1,122,475,688
-Diluted (in shares)	[2]	1,150,831,163		1,150,831,163	1,198,543,473		1,181,121,297
ADSs [Member]
Net income per common share
-Basic (in CNY/dollars per share) | (per share)	[2]	$ 2.84		¥ 18.37	¥ 18.46		¥ 8.51
-Diluted (in CNY/dollars per share) | (per share)	[2]	$ 2.77		¥ 17.96	¥ 17.76		¥ 8.09
Weighted average number of common shares used in calculating net income per common share
-Basic (in shares)	[2]	56,259,499		56,259,499	57,657,035		56,123,784
-Diluted (in shares)	[2]	57,541,558		57,541,558	59,927,174		59,056,065
Online music and entertainment [Member]
Net revenues
Internet value-added service		$ 512,528		¥ 3,320,052	¥ 2,109,503		¥ 852,885
Online games [Member]
Net revenues
Internet value-added service		119,158		771,882	811,699		602,111
Online dating [Member]
Net revenues
Internet value-added service		100,500		651,019	194,134		661
Other IVAS [Member]
Net revenues
Internet value-added service		$ 141,716		¥ 918,006	¥ 415,689		¥ 204,551

[1]	(1) Share-based compensation was allocated in cost of revenues and operating expenses as follows: For the year ended December 31, Note 2013 2014 2015 2015 RMB RMB RMB US$ (Note2(e)) Cost of revenues 9,860 18,037 23,963 3,699 Research and development expenses 39,587 54,141 70,951 10,953 Sales and marketing expenses 1,318 2,807 3,283 507 General and administrative expenses 66,331 59,647 87,175 13,458
[2]	Each ADS represents 20 Class A common shares.